S000003880 [Member] Expense Example - Putnam VT Core Equity Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	834
Class IB Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,132